Related party (Tables)	12 Months Ended
Dec. 31, 2022
Related party [Abstract]
Schedule of related parties had transactions
Name of the related parties	Nature of relationship
Brera Calcio AS	Shareholder of the Company being the president of this entity
Fudbalski Klub Akademija Pandev	Goran Pandev, the director of the Company, is the founder and owner of this entity
Alessandro Aleotti	Shareholder, Chief Strategy Officer and Director of the Company
Marco Sala	Shareholder of the Company and former Director of Brera Milano
Max Srl	Shareholder of the Company
Stefano Locatelli	Shareholder of the Company
Christian Rocca	Shareholder of the Company
Sergio Carlo Scalpelli	Shareholder, Chief Executive Officer and Director of the Company
Adrio Maria de Carolis	Shareholder of the Company
Francesca Duva	Director of Brera Milano

Schedule of other receivables related parties
	2022	2021
	EUR	EUR
Other receivables – related parties
Alessandro Aleotti	333	333
Marco Sala	333	333
Sergio Carlo Scalpelli	333	333
Christian Rocca	334	334
Stefano Locatelli	-	1,334
Brera Calcio AS	3,076	-

Deposits and prepayments – related parties
Max Srl	38,856	14,545
Stefano Locatelli	35,868	14,000
Sergio Carlo Scalpelli	22,020	-

Trade and other payables – related parties
Max Srl	19,666	6,112
Stefano Locatelli	9,867	-
Brera Calcio AS	-	36,600
Sergio Carlo Scalpelli	4,146	-
Francesca Duva	3,090	-

Loan from a shareholder
Sergio Carlo Scalpelli	-	20,000